Note 5 - Deposits (Details) - Interest-Bearing Deposits - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Interest-Bearing Deposits [Abstract]
NOW accounts	$ 124,524	$ 112,571
Savings and Money Market	200,976	198,788
Time:
In denominations of $250,000 or less	146,975	164,219
In denominations of more than $250,000	11,772	9,458
Total time deposits	158,747	173,677
Total interest-bearing deposits	$ 484,247	$ 485,036